Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 22,776	$ 253,598
Accounts receivable	1,401	20,106
Taxes recoverable	16,507	17,726
Inventory		11,676
Deposits and advances	17,246	2,039
Total current assets	57,930	305,145
Property and equipment, net	53,827	89,276
Intangible assets, net	1,302,440	407,467
Equity investments	150,000	150,000
Total assets	1,564,197	951,888
Current liabilities:
Accounts payable and accrued expenses	988,238	652,119
Convertible notes payable		872,720
Loans payable		235,308
Related party notes and other payables	10,167	566,743
Total current liabilities	998,405	2,326,890
Other noncurrent liabilities	108,926	121,250
Total liabilities	1,107,331	2,448,140
Stockholders’ deficit:
Preferred stock value
Common stock, $0.001 par value. 3,250,000,000 shares authorized; 3,109,178,852 and 1,997,930,297 shares as of December 31, 2021 and December 31, 2020, respectively	3,109,179	1,997,930
Additional paid-in capital	51,466,376	47,489,116
Accumulated other comprehensive loss	(712,810)	(775,113)
Accumulated deficit	(54,957,429)	(52,185,071)
Total Brazil Minerals, Inc. stockholders’ deficit	(1,094,469)	(3,473,137)
Non-controlling interest	1,551,335	1,976,885
Total stockholders’ equity (deficit)	456,866	(1,496,252)
Total liabilities and stockholders’ deficit	1,564,197	951,888
Series A Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock value	1	1
Series D Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock value	$ 214